1. Operating Context (Details 2)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
GAC [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		GAC
Date of incorporation		Mar. 23, 2006
Location		Cayman Islands
Principal activity		Aircraft acquisition
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol finance inc [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Gol Finance Inc.
Date of incorporation		Mar. 16, 2006
Location		Cayman Islands
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol finance [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Gol Finance
Date of incorporation		Jun. 21, 2013
Location		Luxembourg
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
GLA [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		GLA
Date of incorporation		Apr. 09, 2007
Location		Brazil
Principal activity		Flight transportation
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
AirFim [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		AirFim
Date of incorporation		Nov. 07, 2003
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		100.00%	100.00%
Smiles fidelidade [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Smiles Fidelidade
Date of incorporation		Aug. 01, 2011
Location		Brazil
Principal activity		Loyalty program
Type of control		Direct
% of interest in the capital stock		52.60%	52.61%
Smiles viagens [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Smiles Viagens
Date of incorporation		Aug. 10, 2017
Location		Brazil
Principal activity		Tourism agency
Type of control		Indirect
% of interest in the capital stock		52.60%	52.61%
Smiles fidelidade argentina [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[1]	Smiles Viagens Argentina (a)
Date of incorporation	[1]	Nov. 20, 2018
Location	[1]	Argentina
Principal activity	[1]	Loyalty program
Type of control	[1]	Indirect
% of interest in the capital stock	[1]	52.60%	52.61%
Smiles viagens argentina [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[1]	Smiles Viagens Argentina (a)
Date of incorporation	[1]	Nov. 20, 2018
Location	[1]	Argentina
Principal activity	[1]	Tourism agency
Type of control	[1]	Indirect
% of interest in the capital stock	[1]	52.60%	52.61%
Fundo sorriso [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Fundo Sorriso
Date of incorporation		Jul. 14, 2014
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		52.60%	52.61%
SCP Trip [member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		SCP Trip
Date of incorporation		Apr. 27, 2012
Location		Brazil
Principal activity		On-board magazine
% of interest in the capital stock		60.00%	60.00%

[1]	Companies with functional currency in Argentine pesos (ARS).